CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 59,585	$ 526	$ 20,870
Accounts receivable	667	16,800	29,029
Prepaid expenses and other current assets	333,147	406,280	156,382
Total current assets	393,399	423,606	206,281
Property and equipment, net	0	0	0
Other assets:
Intangible assets, net	87,287	95,622	112,290
Total other assets		95,622	112,290
Total assets	480,686	519,228	318,571
Current liabilities:
Accounts payable and other current liabilities	1,097,126	1,252,203	703,421
Customer deposits	706,782	412,703	10,000
Due to officers/stockholders	1,362,214	1,148,085	725,699
Income taxes payable	508	480	533
Loan payable	282,350	265,522	231,490
Total current liabilities	3,448,980	3,078,993	1,671,143
Total liabilities	3,448,980	3,078,993	1,671,143
Stockholders' deficit:
Common stock, value	47,346	47,346	39,937
Preferred stock, value	148,000	148,000	198,000
Additional paid-in capital	30,595,591	30,570,760	28,728,466
Other comprehensive income	975,070	999,456	907,756
Deficit accumulated	(34,734,301)	(34,325,327)	(31,226,731)
Total stockholders' equity (deficit)	(2,968,294)	(2,559,765)	(1,352,572)
Total liabilities and stockholders' equity (deficit)	$ 480,686	$ 519,228	$ 318,571